Restructuring and Other (Schedule of Restructuring and Other Charges) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Asset impairments and sales	$ 12	$ 14	$ 22
Restructuring	18	12	23
Other costs	19	4	4
Transaction costs	2	0	15
Restructuring and other	$ 51	$ 30	$ 64